TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER RECEIVABLES

	2024	2025
	S$	S$
Non-Current
Other receivables	500,000	487,282

Current
Trade receivables	18,782	103,859
Other receivables:
Prepayments	39,847	338,796
Prepaid consumables	838,825	1,067,502
Goods and services tax receivable	2,892	5,246
Sundry deposits	30,456	29,134
Other receivables	63,123	21,808
Interest receivables	36,411	1,141
Total	1,030,336	1,567,486